NOTE 9 - CONVERTIBLE NOTES - Schedule of Conversions (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Sep. 29, 2020	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Dec. 13, 2020	Oct. 22, 2020	Sep. 18, 2020	Sep. 08, 2020	Sep. 02, 2020
Short-Term Debt [Line Items]
Debt Instrument, Face Amount					$ 697,500
Conversion of Stock, Amount Converted			$ (183,752)	183,752	$ 309,894
Interest on Convertible Debt, Net of Tax				$ 8,538
E M A Conversion One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest				Sep. 01, 2020
Debt Instrument, Face Amount										$ 5,285
Conversion of Stock, Amount Converted				5,285
Interest on Convertible Debt, Net of Tax				5,154
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount				10,439
Clearance Fees				$ 1,000
Debt Instrument, Convertible, Conversion Price										$ 0.00812
Debt Conversion, Converted Instrument, Shares Issued				1,408,800
E M A Conversion Total [Member]
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted				$ 5,285
Interest on Convertible Debt, Net of Tax				5,154
Debt Conversion, Converted Instrument, Amount				10,439
Clearance Fees				$ 1,000
Debt Conversion, Converted Instrument, Shares Issued				1,408,800
Auctus Conversion One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest				Sep. 08, 2020
Conversion of Stock, Amount Converted				$ 12,055
Interest on Convertible Debt, Net of Tax				73
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount				12,128
Clearance Fees				$ 750
Debt Instrument, Convertible, Conversion Price									$ 0.00510
Debt Conversion, Converted Instrument, Shares Issued				2,525,000
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value									$ 33,295
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance									$ 21,240
Auctus Conversion Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest				Sep. 18, 2020
Conversion of Stock, Amount Converted				$ 15,233
Interest on Convertible Debt, Net of Tax				58
[custom:MFNPrincipalBalance-0]
Debt Conversion, Converted Instrument, Amount				15,291
Clearance Fees				$ 750
Debt Instrument, Convertible, Conversion Price								$ 0.00510
Debt Conversion, Converted Instrument, Shares Issued				3,145,300
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value								$ 21,240
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance								$ 6,007
Auctus Conversion Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest				Sep. 29, 2020
Conversion of Stock, Amount Converted				$ 6,007
Interest on Convertible Debt, Net of Tax				18
[custom:MFNPrincipalBalance-0]	$ 11,082
Debt Conversion, Converted Instrument, Amount				17,107
Clearance Fees				$ 750
Debt Instrument, Convertible, Conversion Price	$ 0.00480
Debt Conversion, Converted Instrument, Shares Issued				3,720,200
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value	$ 6,007
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance
Auctus Conversion Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Call Date, Earliest				Oct. 22, 2020
Conversion of Stock, Amount Converted
Interest on Convertible Debt, Net of Tax
[custom:MFNPrincipalBalance-0]							$ 3,918
Debt Conversion, Converted Instrument, Amount				3,918
Clearance Fees				$ 750
Debt Instrument, Convertible, Conversion Price							$ 0.00216
Debt Conversion, Converted Instrument, Shares Issued				2,161,240
Certain Loans Acquired in Transfer Accounted for as Held-to-Maturity Debt Securities, Acquired During Period, at Acquisition, at Fair Value
Certain Loans Acquired in Transfer Accounted for as Available-for-Sale Debt Securities, Outstanding Balance
Auctus Conversion Total [Member]
Short-Term Debt [Line Items]
Conversion of Stock, Amount Converted				$ 33,295
Interest on Convertible Debt, Net of Tax				149
[custom:MFNPrincipalBalance-0]			$ 15,000
Debt Conversion, Converted Instrument, Amount				48,444
Clearance Fees				$ 3,000
Debt Conversion, Converted Instrument, Shares Issued				11,551,740
Auctus Capital Partners [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 75,000
Conversion of Stock, Amount Converted	6,007
[custom:MFNPrincipalBalance-0]	$ 15,000
Debt Conversion, Converted Instrument, Shares Issued	17,107
Shares Issued, Price Per Share	$ 0.0048
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	60.00%
Debt Instrument, Convertible, Stock Price Trigger	$ 0.1
Principal Amount Outstanding of Loans Held-in-portfolio	$ 0					$ 75,000